Segment reporting (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of accounting policy for segment reporting [text block] [Abstract]
Revenues	€ 18,480	€ 41,041.000	€ 14,659